SUBSIDIARY EQUITY OBLIGATIONS - Schedule of Subsidiary Equity Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [abstract]
Subsidiary preferred equity units	$ 1,622	$ 1,597
Limited-life funds and redeemable fund units	1,724	1,559
Total	$ 3,876	$ 3,661